SCHEDULE OF BALANCE SHEET (Details) (Paranthetical)	Jan. 26, 2026 ¥ / shares	Nov. 11, 2025 ¥ / shares shares	Oct. 17, 2025 $ / shares	Sep. 30, 2025 $ / shares shares	Aug. 12, 2025 $ / shares	Mar. 31, 2025 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, par value | ¥ / shares	¥ 0.50
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued				2,019,708		7,208
Ordinary shares, shares outstanding				2,019,708		7,208
Ordinary shares, par value | (per share)	¥ 0.10			$ 0.5	$ 0.001	$ 0.5
Ordinary shares, shares authorized				900,000,000		900,000,000
Common Class A [Member] | Parent Company [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued				210,970		7,208
Ordinary shares, shares outstanding				210,970		7,208
Ordinary shares, par value | $ / shares				$ 0.5		$ 0.5
Ordinary shares, shares authorized				900,000,000		900,000,000
Common Class A [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued		100
Ordinary shares, shares outstanding		100
Ordinary shares, par value | (per share)		¥ 0.001	$ 0.001
Common Class A One [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary shares, par value | ¥ / shares		¥ 0.10
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Ordinary shares, par value | $ / shares				$ 0.001		$ 0.001
Ordinary shares, shares authorized				100,000,000		100,000,000
Common Class B [Member] | Parent Company [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Ordinary shares, par value | $ / shares				$ 0.001		$ 0.001
Ordinary shares, shares authorized				100,000,000		100,000,000